Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Notes	2022	2021
Net book value		€	€
As of January 1,		108,098	48,503
Additions		124,296	78,251
Depreciation expenses	4	(38,920)	(18,656)
As of December 31,		193,474	108,098

		2022	2021
Cumulative depreciation		€	€
As of January 1,		(26,606)	(7,950)
Depreciation		(38,920)	(18,656)
As of December 31,		(65,526)	(26,606)

		2022	2021
Cumulative Costs		€	€
As of January 1,		134,704	56,453
Additions		124,296	78,251
As of December 31,		259,000	134,704